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                        Delaware Group Premium Fund, Inc.
                             Strategic Income Series

                      Supplement to the current prospectus

The following supplements the section of the prospectus entitled "The securities we typically invest in":

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
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                      Securities                       |                          How we use them
                                                       |
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                                                       |                      Strategic Income Series
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
Interest rate swap and index swap agreements:  In an   | Interest rate swaps may be used to adjust Strategic Income
interest rate swap, a series receives payments from    | Series' sensitivity to interest rates by changing its duration.
another party based on a floating interest rate in     | We may also use interest rate swaps to hedge against changes in
return for making payments based on a fixed interest   | interest rates.  We use index swaps to gain exposure to markets
rate.  An interest rate swap can also work in          | that the Series invests in, such as the corporate bond market.
reverse, with a series receiving payments based on a   | We may also use index swaps as a substitute for futures, options
fixed interest rate and making payments based on a     | or forward contracts if such contracts are not directly
floating interest rate.  In an index swap, a series    | available to the Series on favorable terms.
receives gains or incurs losses based on the total     |
return of an index, in exchange for making fixed or    | Interest rate swaps and index swaps will be considered illiquid
floating interest rate payments to another party.      | securities.
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The following supplements the section of the prospectus entitled "The risks of investing in the Series":

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
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                        Risks                          |                    How we strive to manage them
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                                                       |                      Strategic Income Series
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
Market risk: Index swaps are subject to the same       | In evaluating the use of an index swap, we carefully consider how
market risks as the investment market or sector that   | market changes could affect the swap and how that compares to us
the index represents.  Depending on the actual         | investing directly in the market the swap is intended to
movements of the index and how well the portfolio      | represent.
manager forecasts those movements, a series could      |
experience a higher or lower return than               |
anticipated.                                           |
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Interest rate risk: Swaps may be particularly          | Strategic Income Series will not invest in interest rate or index
sensitive to interest rate changes.  Depending on the  | swaps with maturities of more than two years.  Each business day
actual movements of interest rates and how well the    | we will calculate the amount the Series must pay for any swaps it
portfolio manager anticipates them, a series could     | holds and will segregate enough cash or other liquid securities
experience a higher or lower return than               | to cover that amount.
anticipated.  For example, if the series holds         |
interest rate swaps and is required to make payments   |
based on variable interest rates, it will have to      |
make increased payments if interest rates rise, which  |
will not necessarily be offset by the fixed-rate       |
payments it is entitled to receive under the swap      |
agreement.                                             |
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Credit risk (see prospectus for discussion of this     | When selecting dealers with whom we would make interest rate or
risk)                                                  | index swap agreements, we focus on those with high quality
                                                       | ratings and do careful credit analysis before investing.
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Liquidity risk (see prospectus for discussion of this  | Swap agreements will be treated as illiquid securities, but most
risk)                                                  | swap dealers will be willing to repurchase interest rate swaps.
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